Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ (9,854,895)	$ 6,232,686
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Depreciation of fixed assets	2,947	4,333
Amortization of licenses and intangible assets	0	1,339
Amortization of convertible debt discount	604,042	1,080,771
Amortization of prepaid expenses paid with stock	(2,500)	0
Amortization of debt issuance costs	0	13,917
(Gain) loss on derivative liability	2,244,353	(7,887,025)
(Gain) on settlement of debt	(3,108,342)	(3,562,067)
Loss on impaired assets	43,957	0
Preferred stock issued for services	1,003,814	334,880
Preferred stock issued for loan fees	162,456	527,325
Stock options and warrants issued for services	1,270,499	80,635
New derivatives recorded as loan fees	4,935,638	0
Penalties on notes payable	0	1,148,997
Changes in operating assets and liabilities:
Prepaid expenses	16,721	(4,501)
Accounts payable	102,954	151,607
Payroll liabilities	200,602	252,240
Accrued interest	451,041	431,758
Net cash used by operating activities	(1,926,713)	(1,193,105)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal payments on capital lease	0	(39,481)
Proceeds from convertible note	1,273,534	1,666,415
Proceeds from related party notes	723,308	0
Proceeds from shareholder advances	132,533	0
Proceeds from warrant exercised for preferred stock	250	0
Proceeds from sale of preferred stock	70,000	0
Payments on convertible debt	(419,055)	0
Payments on shareholder advances	(5,000)	0
Payments on short term debt	0	(255,000)
Net cash provided by financing activities	1,775,570	1,371,934
Net increase in cash	(151,143)	178,829
Cash, beginning of period	179,032	203
CASH, END OF PERIOD	27,889	179,032
Supplemental disclosures of cash flow information:
Cash paid for interest	105,758	9,920
Cash paid for income taxes	$ 0	$ 0